5.MINERAL PROPERTY COMMITMENTS - RELATED PARTY (Details) - Advanced Royalty Payments (USD $)	20 Months Ended
Sep. 30, 2013
Advanced Royalty Payments [Abstract]0
Upon execution of Agreement	$ 100,000
First Anniversary of the Agreement	10,000
Second Anniversary of the Agreement	20,000
Third Anniversary of the Agreement	30,000
Fourth Anniversary of the Agreement	40,000
Fifth Anniversary and thereafter	$ 50,000